Stock-Based Compensation (Darden Stock Unit Activity) (Narrative) (Details) (Darden stock units, USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014	May 26, 2013
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Total stock unit liability	$ 57.3	$ 61.1
Unrecognized compensation cost related to unvested stock options granted	42.3
Unrecognized compensation cost, period of recognition, in years (years)	2 years 10 months 24 days
Fair market value on grant date	22.7
Other Current Liabilities
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Current stock unit liability	32.8	19.9
Other Liabilities
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Noncurrent stock unit liability	$ 24.5	$ 41.2